Stock Options and Restricted Shares - Schedule of Stock Option Activity (Details) - $ / shares		12 Months Ended
	Apr. 01, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, Outstanding beginning balance	350,000	195,000	225,000	350,000
Weighted average exercise price, Outstanding beginning balance	$ 1.97	$ 1.97	$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding beginning balance	2 years 4 months 9 days		4 months 9 days	1 year 4 months 9 days
Number of stock options, Exercised			(30,000)	(50,000)
Weighted average exercise price, Exercised
Number of stock options, Expired		(195,000)
Weighted average exercise price, Expired
Number of stock options, Cancelled				(75,000)
Weighted average exercise price, Cancelled
Number of stock options, Outstanding ending balance			195,000	225,000
Weighted average exercise price, Outstanding ending balance			$ 1.97	$ 1.97
Weighted average remaining contractual life (years), Outstanding ending balance	2 years 4 months 9 days		4 months 9 days	1 year 4 months 9 days
Number of stock options, exercisable			195,000
Weighted average exercise price, Exercisable			$ 1.97
Weighted average remaining contractual life (years),exercisable			4 months 9 days